Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables
Trade receivables	$ 9,463	$ 808
VAT receivable	637	1,094
Accrued income	8,274	9,473
Insurance claims	1,400	1,282
Other receivables	5,126	7,587
Total	24,900	20,244
Allowance for receivables	$ 0	$ 0